Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Bharat Dynamics Ltd.	81,792	$1,142,068
Data Patterns India Ltd.(a)	34,977	844,306
Garden Reach Shipbuilders & Engineers Ltd.	51,120	519,597
		2,505,971
Air Freight & Logistics — 1.1%
Allcargo Logistics Ltd.	106,355	335,210
Blue Dart Express Ltd.	10,589	901,510
Delhivery Ltd.(a)	589,954	2,775,562
Gateway Distriparks Ltd.	579,729	717,416
Mahindra Logistics Ltd.(b)	57,865	248,686
TCI Express Ltd.	20,529	345,932
Transport Corp. of India Ltd.	41,594	429,610
		5,753,926
Automobile Components — 4.9%
Apollo Tyres Ltd.	566,845	2,908,440
Asahi India Glass Ltd.	130,179	888,673
Ceat Ltd.	36,103	909,929
CIE Automotive India Ltd.	237,014	1,359,684
Endurance Technologies Ltd.(b)	50,218	1,014,040
Exide Industries Ltd.	758,648	2,591,875
Gabriel India Ltd.	115,385	585,754
JBM Auto Ltd.	42,216	630,597
JK Tyre & Industries Ltd.	175,814	747,376
Minda Corp. Ltd.	128,031	561,641
Motherson Sumi Wiring India Ltd.	3,156,767	2,335,989
Pricol Ltd.(a)	76,148	315,161
Sansera Engineering Ltd.(b)	47,595	480,041
Sundaram Clayton Ltd., NVS	6,689	81,448
Sundram Fasteners Ltd.	187,545	2,784,246
Suprajit Engineering Ltd.	123,556	564,550
TVS Holdings Ltd.	9,029	655,706
UNO Minda Ltd.	358,099	2,893,926
Varroc Engineering Ltd.(a)(b)	69,217	446,508
ZF Commercial Vehicle Control Systems India Ltd.	8,465	1,614,064
		24,369,648
Banks — 3.1%
City Union Bank Ltd.	647,625	1,138,349
DCB Bank Ltd.	258,097	348,123
Equitas Small Finance Bank Ltd.(b)	981,155	1,104,804
Federal Bank Ltd.	3,203,087	5,665,159
Indian Bank	47,042	224,128
Jammu & Kashmir Bank Ltd. (The)	445,340	585,062
Karnataka Bank Ltd. (The)	302,489	795,232
Karur Vysya Bank Ltd. (The)	701,883	1,302,282
RBL Bank Ltd.(b)	794,360	2,236,747
South Indian Bank Ltd. (The)	1,830,471	544,035
Tamilnad Mercantile Bank Ltd., NVS	138,506	869,131
Ujjivan Small Finance Bank Ltd.(b)	1,047,251	714,712
		15,527,764
Beverages — 0.7%
Radico Khaitan Ltd.	131,271	2,372,397
Sula Vineyards Ltd., NVS	75,329	419,399
Tilaknagar Industries Ltd.	171,122	545,107
		3,336,903
Biotechnology — 0.4%
Biocon Ltd.	750,098	2,146,232

Broadline Retail — 0.3%
RattanIndia Enterprises Ltd.(a)	616,856	573,843
Security	Shares	Value

Broadline Retail (continued)
Shoppers Stop Ltd.(a)	68,680	$565,257
V-Mart Retail Ltd.(a)	16,332	341,402
		1,480,502
Building Products — 1.6%
Blue Star Ltd.	238,572	2,866,888
Cera Sanitaryware Ltd.	10,447	1,077,306
Electrosteel Castings Ltd.	530,701	749,019
Kajaria Ceramics Ltd.	156,357	2,508,649
Prince Pipes and Fittings Ltd.(a)	78,943	653,864
		7,855,726
Capital Markets — 5.4%
360 ONE WAM Ltd.	191,737	1,315,704
Anand Rathi Wealth Ltd.	29,803	928,999
Angel One Ltd.	67,390	2,479,623
BSE Ltd.	118,486	3,520,663
Central Depository Services India Ltd.	91,404	2,078,421
CRISIL Ltd.	32,625	1,674,207
Digidrive Distributors Ltd., NVS	14,346	13,246
Edelweiss Financial Services Ltd.	926,167	837,389
ICICI Securities Ltd.(b)	144,192	1,176,532
ICRA Ltd.	7,312	478,726
IDFC Ltd.	2,137,374	3,039,596
Indian Energy Exchange Ltd.(b)	779,943	1,347,717
JM Financial Ltd.	691,214	696,651
Kfin Technologies Ltd.(a)	86,506	548,805
Maharashtra Scooters Ltd.	4,896	463,165
Motilal Oswal Financial Services Ltd.	66,153	954,634
Multi Commodity Exchange of India Ltd.	44,607	1,712,737
Nippon Life India Asset Management Ltd.(b)	223,088	1,119,079
Nuvama Wealth Management Ltd., NVS	12,928	487,193
Prudent Corporate Advisory Services Ltd., NVS	18,478	280,747
Share India Securities Ltd.	16,534	335,677
Tata Investment Corp. Ltd.	22,579	1,149,562
UTI Asset Management Co. Ltd.	74,947	740,781
		27,379,854
Chemicals — 9.5%
Aarti Industries Ltd.	323,545	2,153,121
Advanced Enzyme Technologies Ltd.	100,325	397,765
Akzo Nobel India Ltd.	16,258	477,512
Alkyl Amines Chemicals	27,376	709,597
Anupam Rasayan India Ltd.	38,465	455,065
Archean Chemical Industries Ltd., NVS	98,845	694,435
Atul Ltd.	26,342	2,086,046
Balaji Amines Ltd.	16,530	400,321
BASF India Ltd.	19,316	680,195
Bayer CropScience Ltd.	24,067	1,550,793
Carborundum Universal Ltd.	203,529	2,908,889
Castrol India Ltd.	706,254	1,171,741
Chambal Fertilisers and Chemicals Ltd.	297,180	1,134,589
Chemplast Sanmar Ltd.(a)	127,005	716,936
Clean Science and Technology	37,931	621,031
Coromandel International Ltd.	210,203	2,933,429
Deepak Fertilisers & Petrochemicals Corp. Ltd.	109,916	827,433
Deepak Nitrite Ltd.	109,561	2,889,406
EID Parry India Ltd.	144,291	926,077
Fine Organic Industries Ltd.	13,682	694,452
Fineotex Chemical Ltd.	56,910	247,765
Finolex Industries Ltd.	443,034	1,098,413
Galaxy Surfactants Ltd.	18,397	628,336
GHCL Ltd.	110,907	734,303
Gujarat Alkalies & Chemicals Ltd.	30,469	262,562

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Gujarat Fluorochemicals Ltd.	49,022	$1,676,111
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	152,587	1,258,002
Gujarat State Fertilizers & Chemicals Ltd.	382,338	886,416
Himadri Speciality Chemical Ltd.	314,186	1,032,226
Jubilant Ingrevia Ltd.	112,795	583,192
Kansai Nerolac Paints Ltd.	360,750	1,384,912
Laxmi Organic Industries Ltd.	116,650	374,993
Meghmani Finechem Ltd.	20,379	221,533
Navin Fluorine International Ltd.	57,523	2,554,025
Neogen Chemicals Ltd.	17,908	324,054
NOCIL Ltd.	169,971	470,133
Paradeep Phosphates Ltd., NVS(b)	581,742	455,523
PCBL Ltd.	303,206	988,816
Polyplex Corporation Ltd.	28,019	355,522
Privi Specility Chemical Ltd.(a)	14,795	226,137
Rain Industries Ltd.	310,725	540,198
Rallis India Ltd.	156,212	436,571
Rashtriya Chemicals & Fertilizers Ltd.	219,316	338,597
Rossari Biotech Ltd.	27,248	236,020
Sharda Cropchem Ltd.	36,230	175,104
Solar Industries India Ltd.	3,279	247,524
Sumitomo Chemical India Ltd.	178,200	870,467
Supreme Petrochem Ltd., NVS	117,482	797,178
Tata Chemicals Ltd.	248,407	2,894,343
Tatva Chintan Pharma Chem Ltd.	13,081	236,503
Vinati Organics Ltd.	45,868	940,837
		47,905,149
Commercial Services & Supplies — 0.5%
CMS Info Systems Ltd.	195,566	950,224
ION Exchange India Ltd., NVS	130,904	916,494
SIS Ltd.(a)	78,114	455,761
		2,322,479
Communications Equipment — 0.4%
Astra Microwave Products Ltd.	83,046	574,295
Sterlite Technologies Ltd.	262,509	460,778
Tejas Networks Ltd.(a)(b)	106,037	1,015,494
		2,050,567
Construction & Engineering — 4.2%
Ahluwalia Contracts India Ltd.	53,809	528,161
Ashoka Buildcon Ltd.(a)	225,498	379,644
Engineers India Ltd.	451,474	799,360
G R Infraprojects Ltd.(a)	33,216	413,479
HG Infra Engineering Ltd.	29,743	303,538
Hindustan Construction Co. Ltd.(a)	1,108,811	398,218
IRB Infrastructure Developers Ltd., NVS	2,155,988	962,177
IRCON International Ltd.(b)	503,661	1,000,947
Kalpataru Projects International Ltd.	173,985	1,386,680
KEC International Ltd.	229,458	1,594,558
KNR Constructions Ltd.	251,009	880,330
Man Infraconstruction Ltd.	207,045	488,727
NBCC India Ltd.	1,124,584	1,025,445
NCC Ltd.	728,481	1,455,332
Patel Engineering Ltd.(a)	621,426	363,378
PNC Infratech Ltd.	206,071	835,758
Power Mech Projects Ltd.	9,313	466,772
Praj Industries Ltd.	213,160	1,650,761
Rail Vikas Nigam Ltd.	744,375	1,470,576
Sterling and Wilson Renewable Energy Ltd.(a)	97,816	392,251
Techno Electric & Engineering Co. Ltd.	64,854	553,562
Voltas Ltd.	354,260	3,520,886
		20,870,540
Security	Shares	Value

Construction Materials — 2.2%
Birla Corp. Ltd.	48,110	$782,321
HeidelbergCement India Ltd.	84,473	194,902
India Cements Ltd. (The)(a)	221,272	668,076
JK Cement Ltd.	62,068	2,712,725
JK Lakshmi Cement Ltd.	102,933	1,008,356
Nuvoco Vistas Corp. Ltd.(a)	191,263	837,777
Orient Cement Ltd.	201,136	627,210
Prism Johnson Ltd.(a)	234,208	484,955
Ramco Cements Ltd. (The)	189,808	2,264,268
Rhi Magnesita India Ltd.	110,585	1,015,560
Star Cement Ltd.(a)	180,371	356,119
		10,952,269
Consumer Finance — 2.8%
Cholamandalam Financial Holdings Ltd.	167,596	1,975,289
CreditAccess Grameen Ltd.(a)	99,409	2,023,435
Five-Star Business Finance Ltd., NVS	156,219	1,407,553
Fusion Micro Finance Ltd., NVS	63,117	426,856
Mahindra & Mahindra Financial Services Ltd.	880,882	2,902,924
Manappuram Finance Ltd.	982,106	1,939,179
MAS Financial Services Ltd.(b)	30,569	309,213
Poonawalla Fincorp Ltd.	411,506	2,022,393
Spandana Sphoorty Financial Ltd.(a)	44,411	550,563
Ujjivan Financial Services Ltd.	54,322	359,047
		13,916,452
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	85,220	814,658

Containers & Packaging — 0.3%
AGI Greenpac Ltd.	39,753	456,121
EPL Ltd.	227,257	533,986
Jai Corp. Ltd.	79,635	307,057
		1,297,164
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd., NVS	132,162	623,221

Diversified Telecommunication Services — 0.5%
HFCL Ltd.	1,275,218	1,021,303
Railtel Corp. of India Ltd.	171,868	599,467
Tata Teleservices Maharashtra Ltd.(a)	872,413	997,828
		2,618,598
Electric Utilities — 1.1%
CESC Ltd.	1,064,797	1,242,074
Reliance Infrastructure Ltd.(a)	338,532	771,702
SJVN Ltd.	742,678	756,537
Torrent Power Ltd.	257,378	2,977,114
		5,747,427
Electrical Equipment — 3.3%
Amara Raja Batteries Ltd.	189,055	1,610,202
Elecon Engineering Co. Ltd.	70,099	793,504
Finolex Cables Ltd.	122,852	1,424,978
GE T&D India Ltd.(a)	114,264	583,626
Graphite India Ltd.	122,065	737,167
HBL Power Systems Ltd.	195,124	843,210
HEG Ltd.	25,850	508,378
Hitachi Energy India Ltd.	18,913	1,060,485
Inox Wind Ltd.(a)	145,458	489,257
KEI Industries Ltd.	104,649	3,617,609
Olectra Greentech Ltd.	64,570	926,051
Schneider Electric Infrastructure Ltd.(a)	86,445	345,046
TD Power Systems Ltd.	181,202	602,235
Triveni Turbine Ltd.(a)	248,687	1,286,080

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
V-Guard Industries Ltd.	309,549	$1,119,692
Voltamp Transformers Ltd.	11,476	758,169
		16,705,689
Electronic Equipment, Instruments & Components — 1.0%
Avalon Technologies Ltd., NVS(a)(b)	42,390	257,073
Genus Power Infrastructures Ltd.	130,949	347,829
Kaynes Technology India Ltd., NVS	36,326	1,075,937
PG Electroplast Ltd.(a)	18,582	531,309
Redington Ltd.	966,336	1,865,104
Syrma SGS Technology Ltd.	94,667	642,774
Zen Technologies Ltd.	50,287	467,783
		5,187,809
Entertainment — 0.7%
Nazara Technologies Ltd.(a)	58,894	564,192
PVR Inox Ltd.(a)	122,618	2,526,946
Saregama India Ltd.	120,283	537,114
		3,628,252
Financial Services — 3.7%
Aavas Financiers Ltd.(a)	84,745	1,463,975
Aptus Value Housing Finance India Ltd.	311,564	1,084,250
Can Fin Homes Ltd.	142,612	1,337,509
Home First Finance Company India Ltd.(b)	62,957	678,676
IFCI Ltd.(a)	1,027,552	312,971
IIFL Finance Ltd.	340,174	2,487,401
Indiabulls Housing Finance Ltd.	684,791	1,679,418
Infibeam Avenues Ltd.	1,718,856	412,864
L&T Finance Holdings Ltd.	1,329,724	2,365,969
LIC Housing Finance Ltd.	540,041	3,185,136
Piramal Enterprises Ltd.	178,646	1,986,115
PNB Housing Finance Ltd.(a)(b)	185,370	1,721,824
		18,716,108
Food Products — 1.9%
Avanti Feeds Ltd.	68,757	322,876
Balrampur Chini Mills Ltd.	216,080	1,225,528
Bikaji Foods International Ltd.	111,575	746,764
Bombay Burmah Trading Co.	31,137	508,030
CCL Products India Ltd.	130,604	1,033,553
Dodla Dairy Ltd., NVS	37,169	362,804
Gujarat Ambuja Exports Ltd.	122,813	548,363
Hindustan Foods Ltd.(a)	60,376	385,640
Kaveri Seed Co. Ltd.	36,146	262,375
KRBL Ltd.	85,246	353,778
LT Foods Ltd.	216,953	565,515
Mrs Bectors Food Specialities Ltd.	52,496	769,176
Shree Renuka Sugars Ltd.(a)	1,139,841	684,583
Tata Coffee Ltd.	133,358	443,975
Triveni Engineering & Industries Ltd.	136,761	636,363
Zydus Wellness Ltd.	28,397	527,797
		9,377,120
Gas Utilities — 0.9%
Gujarat Gas Ltd.	307,203	1,595,908
Gujarat State Petronet Ltd.	503,574	1,744,401
Mahanagar Gas Ltd.	88,162	1,101,687
		4,441,996
Ground Transportation — 0.1%
VRL Logistics Ltd.	63,107	535,882

Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.	51,380	939,973
Security	Shares	Value

Health Care Providers & Services — 3.0%
Aster DM Healthcare Ltd.(a)(b)	217,943	$996,596
Dr Lal PathLabs Ltd.(b)	67,049	2,170,891
Fortis Healthcare Ltd.	808,585	3,743,386
Global Health Ltd., NVS(a)	143,737	1,647,015
Krishna Institute Of Medical Sciences Ltd.(a)(b)	85,712	2,013,291
Metropolis Healthcare Ltd.(b)	45,716	933,929
Narayana Hrudayalaya Ltd.	126,872	1,862,641
Rainbow Children’s Medicare Ltd.	90,593	1,165,608
Vijaya Diagnostic Centre Pvt Ltd.	82,149	629,265
		15,162,622
Hotels, Restaurants & Leisure — 1.8%
Barbeque Nation Hospitality Ltd.(a)	35,611	260,738
Chalet Hotel Ltd.(a)	109,992	779,199
Devyani International Ltd.(a)	645,757	1,359,623
Easy Trip Planners Ltd., NVS(a)	930,899	427,990
EIH Ltd.	334,893	956,581
Lemon Tree Hotels Ltd.(a)(b)	777,207	1,067,022
Mahindra Holidays & Resorts India Ltd.(a)	110,228	519,735
Restaurant Brands Asia Ltd.(a)	618,247	862,767
Sapphire Foods India Ltd.(a)	62,519	1,044,038
Thomas Cook India Ltd.	207,122	373,791
Westlife Development Ltd.	111,342	1,201,355
Wonderla Holidays Ltd.	30,296	357,421
		9,210,260
Household Durables — 2.7%
Amber Enterprises India Ltd.(a)	33,080	1,209,769
Bajaj Electricals Ltd.	70,249	840,230
Borosil Ltd.(a)	51,614	261,028
Crompton Greaves Consumer Electricals Ltd.	1,142,716	3,907,836
Dixon Technologies India Ltd.	53,163	3,511,108
LA Opala RG Ltd.	70,036	320,056
Orient Electric Ltd.	228,522	593,737
Sheela Foam Ltd.(a)	67,911	936,489
Symphony Ltd.	31,806	329,195
TTK Prestige Ltd.	74,230	687,375
Whirlpool of India Ltd.	56,618	1,066,759
		13,663,582
Household Products — 0.3%
Jyothy Labs Ltd.	262,195	1,367,335

Independent Power and Renewable Electricity Producers — 0.7%
Jaiprakash Power Ventures Ltd.(a)	5,382,718	846,943
NLC India Ltd.	371,283	758,427
PTC India Ltd.	369,874	727,163
Reliance Power Ltd.(a)	4,762,217	1,209,864
		3,542,397
Industrial Conglomerates — 1.0%
3M India Ltd.	5,027	1,870,968
Apar Industries Ltd.	27,325	1,830,329
Godrej Industries Ltd.(a)	120,201	935,393
Nava Ltd.	112,211	515,036
		5,151,726
Insurance — 2.4%
Max Financial Services Ltd.(a)	431,234	5,273,574
PB Fintech Ltd.(a)	441,915	4,421,245
Religare Enterprises Ltd.(a)	173,460	468,523
Star Health & Allied Insurance Co. Ltd.(a)	260,740	1,806,747
		11,970,089
Interactive Media & Services — 0.1%
Just Dial Ltd.(a)	33,985	293,521

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 3.3%
Coforge Ltd.	104,373	$7,226,451
Cyient Ltd.	148,290	3,447,015
Happiest Minds Technologies Ltd.	122,318	1,229,780
Hinduja Global Solutions Ltd.	19,015	229,918
Mastek Ltd.	26,639	759,809
Sonata Software Ltd.	150,172	2,452,232
Zensar Technologies Ltd.	202,169	1,307,946
		16,653,151
Life Sciences Tools & Services — 0.6%
Syngene International Ltd.(b)	322,928	2,911,656

Machinery — 5.9%
Action Construction Equipment Ltd.	63,771	642,221
AIA Engineering Ltd.	75,765	3,267,215
Bajel Projects Ltd., NVS	74,304	75,423
BEML Ltd., (Acquired 09/19/22, Cost: $730,749)(c)	33,452	990,912
Cochin Shipyard Ltd.(b)	70,442	1,017,563
Craftsman Automation Ltd.	15,086	914,884
Elgi Equipments Ltd.	339,420	2,163,220
ESAB India Ltd.	8,243	585,578
GMM Pfaudler Ltd.	60,188	1,078,703
Greaves Cotton Ltd.	184,535	292,928
Grindwell Norton Ltd.	79,056	1,986,113
Ingersoll Rand India Ltd.	14,088	497,772
ISGEC Heavy Engineering Ltd.	47,643	531,486
Jain Irrigation Systems Ltd.(a)	536,160	464,193
Jamna Auto Industries Ltd.	370,402	498,171
Jupiter Wagons Ltd., NVS	177,794	741,610
Kennametal India Ltd.	9,899	294,463
Kirloskar Brothers Ltd.	40,786	481,637
Kirloskar Oil Engines Ltd.	155,174	1,112,660
Kirloskar Pneumatic Co. Ltd., NVS	60,382	412,383
KSB Ltd.	21,747	892,581
Lakshmi Machine Works Ltd.	6,674	1,055,977
Lloyds Engineering Works Ltd., NVS	667,226	381,243
MTAR Technologies Ltd.(a)	32,356	871,072
Rolex Rings Ltd.(a)	21,876	612,106
SKF India Ltd.	44,125	2,433,935
Tega Industries Ltd., NVS	29,885	353,185
Texmaco Rail & Engineering Ltd.	229,822	393,124
Thermax Ltd.	21,417	651,461
Timken India Ltd.	53,708	1,895,810
Titagarh Rail System Ltd.	113,503	1,324,844
Vesuvius India Ltd.	14,492	656,351
		29,570,824
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	260,257	448,462
Shipping Corp. of India Ltd.	158,258	53,421
		501,883
Media — 1.6%
Affle India Ltd.(a)	95,158	1,274,846
Brightcom Group Ltd.(a)	606,924	123,723
DB Corp. Ltd.	82,629	268,862
Network18 Media & Investments Ltd.(a)	373,772	388,460
Sun TV Network Ltd.	140,692	1,138,412
TV18 Broadcast Ltd.(a)	764,922	395,572
Zee Entertainment Enterprises Ltd.(a)	1,543,121	4,691,324
		8,281,199
Metals & Mining — 3.2%
Godawari Power and Ispat Ltd.	84,934	700,463
Gravita India Ltd.	36,238	487,236
Security	Shares	Value

Metals & Mining (continued)
Hindustan Copper Ltd.	431,548	$897,577
Jai Balaji Industries Ltd., NVS	71,604	508,435
Jindal Saw Ltd.	199,772	1,114,294
Jindal Stainless Ltd.	14,603	87,880
Kirloskar Ferrous Industries Ltd.	80,548	437,147
Maharashtra Seamless Ltd.	65,786	768,405
Mishra Dhatu Nigam Ltd.(b)	84,220	379,320
MOIL Ltd.	108,970	387,173
National Aluminium Co. Ltd.	1,475,319	1,632,037
Nmdc Steel Limited, NVS(a)	1,307,822	697,143
Orissa Minerals Development Co. Ltd. (The)(a)	3,748	327,224
PTC Industries Ltd., NVS	4,544	298,995
Rajratan Global Wire Ltd.	25,271	226,684
Ramkrishna Forgings Ltd.	145,213	1,396,076
Ratnamani Metals & Tubes Ltd.	50,047	2,238,121
Sarda Energy & Minerals Ltd., NVS	157,255	451,866
Shivalik Bimetal Controls Ltd., NVS	46,271	306,700
Shyam Metalics & Energy Ltd.	68,300	384,851
Surya Roshni Ltd., NVS	44,935	269,199
Usha Martin Ltd.	268,180	1,077,118
Welspun Corp. Ltd.	140,127	892,289
		15,966,233
Office REITs — 1.2%
Brookfield India Real Estate Trust(b)	352,706	1,012,965
Embassy Office Parks REIT	930,623	3,595,219
Mindspace Business Parks REIT(b)	370,499	1,422,499
		6,030,683
Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	250,622	1,118,933
Chennai Petroleum Corp. Ltd.	79,744	636,808
Great Eastern Shipping Co. Ltd. (The)	178,393	1,874,575
Gujarat Mineral Development Corp. Ltd.	141,912	702,034
		4,332,350
Paper & Forest Products — 0.7%
Century Plyboards India Ltd.	99,148	767,825
Century Textiles & Industries Ltd.	79,753	1,209,833
Greenpanel Industries Ltd.	109,448	454,024
JK Paper Ltd.	120,957	532,394
West Coast Paper Mills Ltd.	44,649	348,876
		3,312,952
Personal Care Products — 0.4%
Emami Ltd.	350,629	2,128,108

Pharmaceuticals — 6.3%
Aarti Drugs Ltd.	54,097	316,411
Aarti Pharmalabs Ltd., NVS(a)	73,143	361,050
Aether Industries Ltd., NVS	47,312	442,912
Ajanta Pharma Ltd.	78,668	1,864,166
Alembic Pharmaceuticals Ltd.	87,719	784,734
AMI Organics Ltd.	23,211	309,061
AstraZeneca Pharma India Ltd.	8,925	510,047
Caplin Point Laboratories Ltd.	35,020	526,430
Concord Biotech Ltd., NVS	37,349	598,726
Eris Lifesciences Ltd.(a)(b)	84,983	953,942
FDC Ltd./India(a)	92,532	436,371
Gland Pharma Ltd.(a)(b)	52,920	1,127,568
GlaxoSmithKline Pharmaceuticals Ltd.	60,480	1,201,001
Glenmark Life Sciences Ltd.	44,365	335,210
Glenmark Pharmaceuticals Ltd.	251,843	2,356,734
Granules India Ltd.	211,945	1,015,097
Indoco Remedies Ltd.	56,697	246,338

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Ipca Laboratories Ltd.	249,082	$3,383,916
JB Chemicals & Pharmaceuticals Ltd., NVS	124,333	2,160,949
Jubilant Pharmova Ltd., Class A	109,242	563,092
Laurus Labs Ltd.(b)	624,989	2,854,255
Marksans Pharma Ltd.	364,015	726,581
Natco Pharma Ltd.	143,874	1,368,127
Neuland Laboratories Ltd.	13,595	891,232
Piramal Pharma Ltd., NVS(a)	944,614	1,435,247
Procter & Gamble Health Ltd.	13,334	820,078
Sanofi India Ltd.	14,389	1,390,404
Strides Pharma Science Ltd.	93,413	545,118
Sun Pharma Advanced Research Co. Ltd.(a)	106,465	350,768
Suven Pharmaceuticals Ltd.(a)	156,497	1,237,995
Wockhardt Ltd.(a)	115,742	479,241
		31,592,801
Professional Services — 1.5%
BLS International Services Ltd.	183,745	584,453
Computer Age Management Services Ltd.	61,380	2,064,673
eClerx Services Ltd.	38,944	1,250,777
Firstsource Solutions Ltd.	559,875	1,193,842
Latent View Analytics Ltd.(a)	85,372	503,638
Quess Corp. Ltd.(b)	107,602	644,318
RITES Ltd.	85,790	483,799
TeamLease Services Ltd.(a)	20,953	634,898
		7,360,398
Real Estate Management & Development — 2.7%
Anant Raj Ltd.	144,689	466,198
Brigade Enterprises Ltd.	206,040	2,020,158
Indiabulls Real Estate Ltd.(a)	753,209	750,210
Mahindra Lifespace Developers Ltd.	138,311	877,410
NESCO Ltd.	37,732	369,013
Phoenix Mills Ltd. (The)	175,397	4,986,885
Prestige Estates Projects Ltd.	250,446	3,016,691
Sobha Ltd.	67,722	737,812
Sunteck Realty Ltd.	71,263	426,196
		13,650,573
Retail REITs — 0.2%
Nexus Select Trust, NVS	811,307	1,278,829

Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	73,631	389,894

Software — 2.6%
Birlasoft Ltd.	295,128	2,234,973
CE Info Systems Ltd.	24,120	644,533
Intellect Design Arena Ltd.	146,216	1,290,917
KPIT Technologies Ltd.	293,617	5,288,990
Newgen Software Technologies Ltd.	55,060	963,518
Rategain Travel Technologies Ltd.(a)	65,198	516,562
Route Mobile Ltd.	50,302	935,625
Tanla Platforms Ltd.	117,586	1,295,691
		13,170,809
Specialty Retail — 0.8%
Aditya Birla Fashion and Retail Ltd.(a)	592,991	1,648,327
Arvind Fashions Ltd.	94,876	499,706
Electronics Mart India Ltd., NVS	164,831	445,116
Go Fashion India Ltd.(a)	48,204	768,812
Redtape Ltd/India(a)	61,674	361,567
Thanga Mayil Jewellery Ltd., NVS	17,143	283,179
		4,006,707
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 3.5%
Alok Industries Ltd.(a)	2,215,806	$523,375
Arvind Ltd.	256,839	696,200
Bata India Ltd.	103,243	2,003,749
Campus Activewear Ltd.(a)	136,207	448,924
Garware Technical Fibres Ltd.	16,369	668,334
Gokaldas Exports Ltd.	86,613	1,018,246
Indo Count Industries Ltd.	113,024	418,909
Kalyan Jewellers India Ltd.	459,675	1,795,191
KPR Mill Ltd.	152,539	1,580,744
PDS Ltd.	58,687	410,382
Rajesh Exports Ltd.(a)	103,906	440,465
Raymond Ltd.	59,419	1,068,554
Relaxo Footwears Ltd.	133,311	1,455,270
Safari Industries India Ltd.	19,104	1,014,340
Trident Ltd.	2,274,139	990,034
Vaibhav Global Ltd.	88,743	456,433
Vardhman Textiles Ltd.	180,647	879,065
VIP Industries Ltd.	113,975	830,024
Welspun India Ltd.	433,683	814,807
		17,513,046
Tobacco — 0.2%
Godfrey Phillips India Ltd.	22,275	541,183
VST Industries Ltd.	6,698	266,446
		807,629
Trading Companies & Distributors — 0.4%
Hindware Home Innovation Ltd.	48,426	301,176
IndiaMART Intermesh Ltd.(b)	48,180	1,506,599
		1,807,775
Transportation Infrastructure — 0.7%
Dreamfolks Services Ltd., NVS	34,654	232,709
GMR Airports Infrastructure Ltd.(a)	3,771,071	2,708,122
Gujarat Pipavav Port Ltd.	474,631	802,341
		3,743,172

Total Common Stocks — 100.5%
(Cost: $386,690,564)		504,380,083

Preferred Stocks

Automobile Components — 0.0%
Sundaram Clayton Ltd., Preference Shares	7,035	759

Total Preferred Stocks — 0.0%
(Cost: $410)		759

Total Investments — 100.5%
(Cost: $386,690,974)		504,380,842
Liabilities in Excess of Other Assets — (0.5)%		(2,545,216)

Net Assets — 100.0%		$501,835,626

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $990,912, representing 0.2% of its net assets as of period end, and an original cost of $730,749.

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$115,111	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$80,297,339	$424,082,744	$—	$504,380,083
Preferred Stocks	—	759	—	759
	$80,297,339	$424,083,503	$—	$504,380,842

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust